Equity - Schedule of Accumulated Deficits (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Equity [abstract]
Accumulated deficits at the beginning of the year	$ (179,484,825)	$ (132,468,858)	$ (132,468,858)	$ (90,283,261)
Net loss for the year	(10,851,018)	$ (17,460,159)	(47,015,967)	(42,185,597)
Accumulated deficits at the end of the year	$ (189,751,895)		$ (179,484,825)	$ (132,468,858)